COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2018	$18,150
2019	17,060
2020	14,879
2021	13,207
2022	14,379
2023 and thereafter	19,392

$97,067